Summary of Significant Accounting Policies (Basic and Diluted Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic	$ 153,044	$ (126,145)	$ 31,416
Participating Securities, Distributed and Undistributed Earnings	(2,678)	(3,075)	(3,243)
Net Income Loss Attributable To Common Stockholders Basic	150,366	(129,220)	28,173
Noncontrolling Interest in Net Income (Loss) Operating Partnerships, Redeemable	2,094	0	859
Net Income (Loss) Available to Common Stockholders, Diluted	152,460	(129,220)	29,032
Weighted Average Number of Shares Outstanding, Basic	322,133	267,900	252,694
Weighted Average Limited Partnership Units Outstanding, Basic	4,392	0	6,904
Weighted Average Number Diluted Shares Outstanding Adjustment	187	0	0
Weighted Average Number of Shares Outstanding, Diluted	326,712	267,900	259,598
Duke Realty Limited Partnership [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) Available to Common Stockholders, Basic	155,138	(128,418)	32,275
Participating Securities, Distributed and Undistributed Earnings	(2,678)	(3,075)	(3,243)
Net Income Loss Attributable To Common Stockholders Basic	$ 152,460	$ (131,493)	$ 29,032
Weighted Average Number of Shares Outstanding, Basic	326,525	272,729	259,598
Weighted Average Number Diluted Shares Outstanding Adjustment	187	0	0
Weighted Average Number of Shares Outstanding, Diluted	326,712	272,729	259,598